Notes Payable - Schedule of Notes Payable to Related Parties (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total related-party notes payable - current			$ 115,738
Note Dated October 25, 2010, with Interest at 12% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			15,000
Note Dated January 27, 2012, Non-Interest Bearing, Due on January 26, 2013 [Member]
Total related-party notes payable - current			5,000
Note Dated February 27, 2012, Non-Interest Bearing, Due on February 26, 2013 [Member]
Total related-party notes payable - current			5,000
Note Dated March 31, 2012, Non-Interest Bearing, Due on March 30, 2013 [Member]
Total related-party notes payable - current			250
Note Dated April 18, 2012, with Interest at 10% Per Annum, Due on April 17, 2013 [Member]
Total related-party notes payable - current			2,472
Note Dated April 18, 2012, with Interest at 10% Per Annum, Due on April 17, 2013 [Member]
Total related-party notes payable - current			2,471
Note Dated June 15, 2012, with Interest at 10% Per Annum, Due on June 14, 2013 [Member]
Total related-party notes payable - current			5,000
Note Dated June 15, 2012, with Interest at 10% Per Annum, Due on June 14, 2013 [Member]
Total related-party notes payable - current			5,000
Note Dated June 15, 2012, with Interest at 10% Per Annum, Due on June 14, 2013 [Member]
Total related-party notes payable - current			2,943
Note Dated January 23, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			2,970
Note Dated March 5, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			7,500
Note Dated March 20, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			8,700
Note Dated June 3, 2013, With Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			10,000
Note Dated June 12, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			10,000
Note Dated October 9, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			8,432
Note Dated December 12, 2013, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			15,000
Note dated March 25, 2014, with Interest at 10% Per Annum, Due on Demand [Member]
Total related-party notes payable - current			$ 10,000